Other Long-Term Assets	12 Months Ended
Dec. 31, 2012
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Other Long-Term Assets

Note 10—Other Long-Term Assets

As of December 31, 2012, other long-term assets included $17.0 million related to deferred debt-issuance costs, $3.9 million related to the long-term portion of certain indemnification asset (See Note 19) and $3.6 million related to the long-term portion of certain software and maintenance contracts.

As of December 31, 2011, other long-term assets included $17.7 million of debt issuance costs and $5.2 million related to the long-term portion of certain indemnification asset (See Note 19).